Income Taxes - Components of Income (Loss) before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 3,147	$ 2,698	$ 2,456
Foreign	1,578	1,537	1,107
Income before taxes	$ 4,725	$ 4,235	$ 3,563